ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 20, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Ashmore Funds (File Nos. 333-169226 and 811-22468)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Ashmore Funds, a Massachusetts business trust (the “Trust”) we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Class A, Class C, and Institutional Class Shares of Ashmore Emerging Markets Currency Fund and Ashmore Emerging Markets Debt Fund (formerly, Ashmore Emerging Markets Sovereign Debt Fund), each a series of the Trust.

2.	The Statement of Additional Information of the Trust.

The Amendment is being submitted in connection with the Trust’s annual update to its Registration Statement. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 212-841-5708).

Sincerely,

/s/ Dylan W. Sherwood

Dylan W. Sherwood

cc:	Paul Robinson, Ashmore Investment Management Limited
Brian Walker, Ashmore Equities Investment Management (US) LLC
David Sullivan, Ropes & Gray LLP
Jeremy Smith, Ropes & Gray LLP
Jessica Reece, Ropes & Gray LLP